Transactions with related parties, detail (Details) ([DianaShippingServicesSaMember], USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Management fees, including capitalized fees	$ 305	$ 804
Commissions	127	323
Administrative Fees	20	60
Brokerage Fees	$ 217	$ 650